Income Taxes (Changes in Liability for Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Beginning balance of gross unrecognized tax benefits	$ 26	$ 77	$ 110
Increases: Positions taken during a prior period	14	17
Decreases: Positions taken during a prior period	(14)	(9)	(27)
Decreases: Settlements with taxing authorities		(52)	(1)
Decreases: Reductions resulting from lapse of statute of limitations	(4)	(7)	(5)
Ending balance of gross unrecognized tax benefits	22	26	77
Unrecognized tax benefits that would favorably impact the effective tax rate	$ 18	$ 20	$ 64